Capitalized software, net and other intangible assets, net	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Capitalized Software Net And Other Intangible Assets Net
Capitalized software, net and other intangible assets, net

8. Capitalized software, net and other intangible assets, net

Capitalized software, net and other intangible assets, net as of September 30, 2024 and March 31, 2024 consisted of the following:

	As of September 30, 2024			As of March 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Capitalized software	$2,173	$(181)	$1,992	$2,131	$—	$2,131
Other intangible assets	$380	$—	$380	$380	$—	$380

Other intangible assets include patent and technology related intangible assets of $380 acquired from the SafeGait asset acquisition. The weighted-average useful lives of these intangible assets are 10 years. For the three and six months ended September 30, 2024 and 2023, other intangible assets were not amortized because they were not ready for intended use.

Capitalized software, net and other intangible assets, net are subject to amortization when they are available for their intended use. Amortization expense totaled $181 and $181 for the three and six months ended September 30, 2024, respectively because it was ready for intended use. For the three and six months ended September 30, 2023, the Capitalized software, net were not amortized. The weighted-average useful life of capitalized software is 5 years.

Estimated annual amortization for intangible assets over the next five years are as follows:

	2025	2026	2027	2028	2029
Estimated annual amortization	$236	$473	$473	$473	$473

8. Capitalized software, net and other intangible assets, net

Capitalized software, net and other intangible assets, net as of March 31, 2024 and 2023 consisted of the following:

	2024			2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Capitalized software	$2,131	$—	$2,131	$2,019	$—	$2,019
Other intangible assets	$380	$—	$380	$380	$—	$380

Other intangible assets include patent and technology related intangible assets of $380 acquired from the SafeGait asset acquisition discussed in Note 2, which represented non-cash investing activities for the year ended March 31, 2023. The weighted-average useful lives of these intangible assets are 10 years.

Capitalized software, net and other intangible assets, net are subject to amortization when they are available for their intended use. For the years ended March 31, 2024 and 2023, the Capitalized software, net and other intangible assets are not available for intended use and thus not amortized. The weighted-average useful life of capitalized software is 5 years.

Estimated annual amortization for intangible assets over the next five years are as follows:

	2025	2026	2027	2028	2029
Estimated annual amortization	$90	$464	$464	$464	$464